FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Cash and balances at central banks	$ 171,806	$ 169,445
Loans and advances to banks	28,206	14,671
Receivables from securities financing transactions measured at amortized cost	74,128	67,814
Cash collateral receivables on derivative instruments	32,300	35,033
Loans and advances to customers	405,633	390,027
Other financial assets measured at amortized cost	54,334	53,389
Not measured at fair value
Carrying amount
Cash and balances at central banks	171,800	169,400
Loans and advances to banks	28,200	14,600
Receivables from securities financing transactions measured at amortized cost	74,100	67,800
Cash collateral receivables on derivative instruments	32,300	35,000
Loans and advances to customers	396,500	377,700
Other financial assets measured at amortized cost	54,100	51,000
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	171,700	169,400
Loans and advances to banks	12,500	13,900
Receivables from securities financing transactions measured at amortized cost	68,700	64,300
Cash collateral receivables on derivative instruments	32,300	35,000
Loans and advances to customers	131,800	136,900
Other financial assets measured at amortized cost	9,000	13,000
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0	100
Loans and advances to banks	0	0
Receivables from securities financing transactions measured at amortized cost	0	0
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	0	0
Other financial assets measured at amortized cost	12,800	10,300
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	100	0
Loans and advances to banks	15,400	700
Receivables from securities financing transactions measured at amortized cost	3,900	1,800
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	44,300	45,900
Other financial assets measured at amortized cost	29,600	25,100
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0	0
Loans and advances to banks	200	0
Receivables from securities financing transactions measured at amortized cost	1,500	1,700
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	220,400	195,000
Other financial assets measured at amortized cost	$ 2,600	$ 2,500